Summary of Significant Accounting Policies (Details) - Schedule of Group’s Revenues Disaggregated by Business Line ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 3,081,381	$ 424,942	¥ 2,867,974	¥ 1,759,940
Financial literacy courses - self-operated [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,874,627		2,300,434	1,563,607
Other personal interest courses [Member]
Disaggregation of Revenue [Line Items]
Total revenues	860,250		193,896
self-operated [Member]
Disaggregation of Revenue [Line Items]
Total revenues	860,250		163,483
cooperated [Member]
Disaggregation of Revenue [Line Items]
Total revenues			30,413
Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,734,877		2,494,330	1,563,607
Enterprise services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	340,934		185,511	144,308
Others [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 5,570		¥ 188,133	¥ 52,025